Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Note 8 – Income Taxes

United States and foreign components of loss before income taxes were as follows:

	For The Years Ended
	December 31,
	2014	2013

United States	$(5,223,749)	$(5,328,958)
Foreign	(363,863)	(422,236)
Loss before income taxes	$(5,587,612)	$(5,751,194)

The tax effects of temporary differences that give rise to deferred tax assets and liabilities are presented below:

	For The Years Ended
	December 31,
	2014	2013
Deferred Tax Assets:
Net operating loss carryforward	$4,820,500	$5,327,000
Stock-based compensation	1,272,600	907,100
Accruals	240,700	139,800
Research & development tax credits	95,500	-
Other	2,100	2,700
Gross deferred tax assets	6,431,400	6,376,600

Deferred Tax Liabilities:
Fixed assets	(93,200)	-
Intangible assets	(8,100)	(3,000)
Gross deferred tax liabilities	(101,300)	(3,000)

Net deferred tax assets	6,330,100	6,373,600

Valuation allowance	(6,330,100)	(6,373,600)

Deferred tax asset, net of valuation allowance	$-	$-

Changes in valuation allowance	$(43,500)	$1,631,300

The income tax provision (benefit) consists of the following:

	For The Years Ended
	December 31,
	2014	2013
Federal:
Current	$-	$-
Deferred	38,921	(1,459,584)
State and local:
Current	-	-
Deferred	4,579	(171,716)
	43,500	(1,631,300)
Change in valuation allowance	(43,500)	1,631,300
Income tax provision (benefit)	$-	$-

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For The Years Ended
	December 31,
	2014	2013
Tax benefit at federal statutory rate	(34.0)%	(34.0)%
State income taxes, net of federal benefit	(4.0)%	(4.0)%
Permanent differences	0.8%	5.8%
Research & development tax credits	(1.8)%	0.0%
Impact of Section 382 limit	41.2%	0.0%
True-ups and other	(1.4)%	1.6%
Change in valuation allowance	(0.8)%	30.6%
Effective income tax rate	0.0%	0.0%

The Company assesses the likelihood that deferred tax assets will be realized. To the extent that realization is not likely, a valuation allowance is established. Based upon the Company’s history of losses since inception, management believes that it is more likely than not that future benefits of deferred tax assets will not be realized.

At December 31, 2014 and 2013, the Company had approximately $12,700,000 and $14,000,000, respectively, of federal and state net operating losses that may be available to offset future taxable income. The net operating loss carry forwards, if not utilized, will expire from 2029 to 2034 for federal purposes. In accordance with Section 382 of the Internal Revenue Code, the usage of the Company’s net operating loss carry forwards are subject to annual limitations due to greater than 50% ownership changes. The Section 382 limitation that became effective on or about July 2014 has resulted in (a) approximately $5,700,000 of federal NOLs not being realizable; and (b) the reversal of approximately $2,200,000 of net operating loss deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction and the states of Florida and New York, and is subject to examination by the various taxing authorities beginning with the tax years ended December 31, 2011.